Equity and Earnings per Common Share, Common and Preferred Stock (Details) - USD ($)		3 Months Ended
	Feb. 11, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Class of Stock Disclosures [Abstract]
Date of conducting IPO and concurrent private placement of common stock		Oct. 09, 2013
Proceeds from issuance of stock		$ 0	$ 49,360,000
Series A Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock dividend rate		8.20%
Preferred stock, par value (in dollars per share)		$ 0.01		$ 0.01
Preferred stock issued (in shares)		2,781,635		2,781,635
Cash redemption price (in dollars per share)		$ 25.00
Shares issued upon conversion, preferred stock (in shares)		2.62881
Percentage of cash dividends rate		8.20%
Liquidation preference per share (in dollars per share)		$ 25.00
Cumulative cash dividends (in dollars per share)		2.05
Series B Preferred Stock [Member]
Class of Stock Disclosures [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Preferred stock issued (in shares)	1,800,000	2,000,000		2,000,000
Proceeds from issuance of stock	$ 48,400,000
Stock issuance expense	$ 285,000
Stock exercised to purchase additional shares (in shares)	200,000
Percentage of offering of fixed-to-floating rate cumulative redeemable stock	8.25%
Cash redemption price (in dollars per share)	$ 25.00
Shares issued upon conversion, preferred stock (in shares)	2.68962
Series B Preferred Stock [Member] | LIBOR [Member]
Class of Stock Disclosures [Abstract]
Percentage of offering of fixed-to-floating rate cumulative redeemable stock		8.25%
Shares issued upon conversion, preferred stock (in shares)		2.0625
Liquidation preference per share (in dollars per share)		$ 25.00
Term of floating rate		3 months
Basis spread on variable rate		5.631%